Summary Prospectus Supplement

January 28, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated January 28, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus dated April 30, 2019

Global Strategist Portfolio (Class I)

The section of the Summary Prospectus entitled "Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Multi-Asset team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Mark A. Bavoso	Managing Director	September 2010
Cyril Moullé-Berteaux	Managing Director	August 2011
Sergei Parmenov	Managing Director	January 2020

Please retain this supplement for future reference.

Summary Prospectus Supplement

January 28, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated January 28, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus dated April 30, 2019

Global Strategist Portfolio (Class II)

The section of the Summary Prospectus entitled "Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Multi-Asset team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Mark A. Bavoso	Managing Director	September 2010
Cyril Moullé-Berteaux	Managing Director	August 2011
Sergei Parmenov	Managing Director	January 2020

Please retain this supplement for future reference.